LEASE LIABILITY AND RIGHT OF USE ASSET - Schedule of detailed information about future lease payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Fiscal 2022 (Jan 1, 2022 to Dec 31, 2022)	$ 94
Fiscal 2023 (Jan 1, 2023 to June 30, 2023)	41
Total undiscounted lease liabilities	135	$ 271
Less: imputed interest	(4)
Lease liability	$ 131	$ 215